Revenues and Deferred Revenue - Schedule of Movement of the Deferred Revenue (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)		Dec. 31, 2024 CNY (¥)		Dec. 31, 2025 USD ($)
Disaggregation of Revenue [Abstract]
Beginning balance (current and non-current)	[1]	¥ 916,510		¥ 1,113,923
Additions	[1]	1,515,337		1,583,346
Deductions	[1]	(1,846,553)		(1,780,759)
Ending balance (current and non-current)	[1]	585,294		916,510
Deferred revenue, current		384,334	[1]	382,047	[1]	$ 54,959
Deferred revenue, non-current		¥ 200,960	[1]	¥ 534,463	[1]	$ 28,737

[1]	Amounts presented are inclusive of VAT (see VAT in Note 2).